Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision	The Company’s tax provision consists of the following components:
	As of December 31,
	2022	2021
Federal:
Current	$456,681	$—
Deferred	(142,225)	(18,603)
Total Federal	314,456	(18,603)
State:
Current	—	—
Deferred	2,840	(8,591)
Total State	$2,840	$(8,591)
Change in Valuation Allowance	139,385	27,194
Total Provision	$456,681	$—

Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets consist of the following:
	As of December 31,
	2022	2021
Deferred Tax Assets:
Non-Deductible Start-Up Costs	$162,036	$8,990
Net Operating Loss	4,543	18,204
Total Deferred Tax Assets	166,579	27,194
Valuation Allowance	(166,579)	(27,194)
Net Deferred Tax Asset	$—	$—

Schedule of Reconciliation of the Federal Income Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:
	As of December 31,
	2022	2021
Federal statutory rate	21.00%	21.00%
Non-deductible items	(1.24)%	(7.85)%
State and local taxes, net of federal taxes	0.00%	6.98%
State effect of perm items	0.00%	(2.61)%
Deferred rate change	0.14%	0.00%
Valuation allowance	8.74%	(17.52)%
Total Provision and Effective Tax Rate	28.64%	0.00%